Goodwill and Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill And Intangible Assets Disclosure [Abstract]
Changes in the Carrying Amount of Goodwill

Changes in the carrying amount of goodwill, for the years ended December 31, 2016 and 2015 are as follows:

	Agricultural Equipment	Construction Equipment	Commercial Vehicles	Powertrain	Financial Services	Total
	(in millions)
Balance at January 1, 2015	$1,662	$595	$61	$5	$161	$2,484
Impact of foreign exchange	(17)	(7)	(4)	—	(9)	(37)
Balance at December 31, 2015	$1,645	$588	$57	$5	$152	$2,447
Impact of foreign exchange	3	—	(2)	—	1	2
Balance at December 31, 2016	$1,648	$588	$55	$5	$153	$2,449

Other Intangible Assets and Related Accumulated Amortization

As of December 31, 2016, and 2015, the Company’s other intangible assets and related accumulated amortization consisted of the following:

		2016			2015
	Weighted Avg. Life	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
	(in millions)
Other intangible assets subject to amortization:
Dealer networks	15	$316	$168	$148	$289	$143	$146
Patents, concessions and licenses and other	5-25	1,649	1,284	365	1,569	1,187	382
		1,965	1,452	513	1,858	1,330	528
Other intangible assets not subject to amortization:
Trademarks		274	—	274	282	—	282
Total Other intangible assets		$2,239	$1,452	$787	$2,140	$1,330	$810